Payroll costs, share based payments and management incentive schemes - Number of Persons Employed by the Company (Details) € in Millions		1 Months Ended		12 Months Ended
	Jul. 10, 2025 shares	Apr. 30, 2024 shares	Feb. 28, 2023 shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 shares
Employee Benefits And Share-Based Payments [Abstract]
Wages and salaries | €				€ 332.3	€ 347.7	€ 330.5
Social security costs | €				89.9	88.4	73.8
Other pension costs | €				16.8	17.5	17.5
Total payroll costs | €				€ 439.0	€ 453.6	€ 421.8
Restricted Stock1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)				3,285,141	3,128,416	2,503,002	2,699,157
Number of other equity instruments granted in share-based payment arrangement				1,459,731	1,486,252	1,296,137
Number of other equity instruments forfeited in share-based payment arrangement				(671,012)	(255,238)	(559,169)
Number of other equity instruments expired in share-based payment arrangement					129,048	171,579
Number of other equity instruments exercised or vested in share-based payment arrangement	(36,738)			(631,994)	(476,552)	(761,544)
January 1, 2018 | Restricted Stock1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)						0	193,990
Number of other equity instruments granted in share-based payment arrangement						0
Number of other equity instruments forfeited in share-based payment arrangement						0
Number of other equity instruments expired in share-based payment arrangement						0
Number of other equity instruments exercised or vested in share-based payment arrangement						(193,990)
January 1, 2019 | Restricted Stock1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)						0	152,695
Number of other equity instruments granted in share-based payment arrangement						0
Number of other equity instruments forfeited in share-based payment arrangement						0
Number of other equity instruments expired in share-based payment arrangement						0
Number of other equity instruments exercised or vested in share-based payment arrangement						(152,695)
January 1, 2024
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement		1,193,261
January 1, 2024 | Restricted Stock1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)				873,507	1,059,192	0
Number of other equity instruments granted in share-based payment arrangement		47,749		0	1,193,261
Number of other equity instruments forfeited in share-based payment arrangement				(185,685)	(134,069)
Number of other equity instruments expired in share-based payment arrangement					0
Number of other equity instruments exercised or vested in share-based payment arrangement				0	0
January 1, 2020 | Restricted Stock1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)					0		598,173
Number of other equity instruments granted in share-based payment arrangement					0
Number of other equity instruments forfeited in share-based payment arrangement						(11,735)
Number of other equity instruments expired in share-based payment arrangement						171,579
Number of other equity instruments exercised or vested in share-based payment arrangement			(222,780)			(414,859)
january 1, 2021 | Restricted Stock1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)					0	605,600	683,549
Number of other equity instruments granted in share-based payment arrangement					0	0
Number of other equity instruments forfeited in share-based payment arrangement					0	(77,949)
Number of other equity instruments expired in share-based payment arrangement					129,048	0
Number of other equity instruments exercised or vested in share-based payment arrangement		(256,687)			(476,552)	0
January 1, 2022 | Restricted Stock1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)				0	704,983	730,594	894,750
Number of other equity instruments granted in share-based payment arrangement				0	0	0
Number of other equity instruments forfeited in share-based payment arrangement				(148,989)	(25,611)	(164,156)
Number of other equity instruments expired in share-based payment arrangement					0	0
Number of other equity instruments exercised or vested in share-based payment arrangement		(349,823)		(555,994)	0	0
January 1, 2023 | Restricted Stock1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)				777,155	922,250	1,003,808	0
Number of other equity instruments granted in share-based payment arrangement				0	0	1,209,137
Number of other equity instruments forfeited in share-based payment arrangement				(145,095)	(81,558)	(205,329)
Number of other equity instruments expired in share-based payment arrangement					0	0
Number of other equity instruments exercised or vested in share-based payment arrangement				0	0	0
Other | Restricted Stock1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)				589,991	441,991	163,000	176,000
Number of other equity instruments granted in share-based payment arrangement				259,000	292,991	87,000
Number of other equity instruments forfeited in share-based payment arrangement				(35,000)	(14,000)	(100,000)
Number of other equity instruments expired in share-based payment arrangement					0	0
Number of other equity instruments exercised or vested in share-based payment arrangement				(76,000)	0	0